Long-Term Debt, Annual Principal Payments (Predecessor) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Annual Principal Payments [Abstract]
2023	$ 43,040,000
2024	2,340,000
2025	2,340,000
2026	2,340,000
Thereafter	14,653,000
Total	$ 64,713,000	$ 43,200,000
United Maritime Predecessor [Member]
Annual Principal Payments [Abstract]
2023			$ 1,400,000
2024			1,400,000
2025			1,400,000
2026			750,000
Thereafter			0
Total			$ 4,950,000	$ 5,500,000